Intangible assets	12 Months Ended
Mar. 31, 2017
Intangible assets
Intangible assets

6. Intangible assets

        Intangible assets consisted of the following:

		As of March 31, 2017		As of March 2016
	Weighted- average useful lives	Cost	Accumulated amortization	Cost	Accumulated amortization
Capitalized software development costs	5 years	$22,383	$(9,582)	$17,609	$(6,673)
Contract-based customer relationships	5 - 10 years	109,339	(28,324)	41,820	(19,587)
IP rights	5 - 8 years	31,764	(6,899)	13,017	(3,479)
Trade names and brands	8 - 10 years	1,990	(317)	1,158	(97)
Other	4 - 6 years	438	(362)	483	(471)

Total		$165,914	$(45,484)	$74,087	$(30,307)

        Amortization expense for intangible assets for the year ended March 31, 2017, 2016 and 2015 was $15,303, $9,745 and $6,476 respectively.

        Estimated future amortization expenses related to amortizable intangible assets are as follows:

Amortization
For the year ended March 31, 2018	$21,458
For the year ended March 31, 2019	18,782
For the year ended March 31, 2020	15,460
For the year ended March 31, 2021	13,326
For the year ended March 31, 2022 and thereafter	51,404

Total	$120,430